Shareholder Report, Line Graph (Details) 190551_Baird Quality Intermediate Municipal Bond Fund_Institutional Class Shares_TSR Annual {Institutional Class Shares} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Institutional Class Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Institutional Class Shares | BMBIX
Accumulated Value	$ 11,474	$ 11,296	$ 10,831	$ 11,491	$ 11,460	$ 10,973	$ 10,387	$ 10,265	$ 9,954	$ 10,000	$ 12,014
Bloomberg Municipal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Index
Accumulated Value	12,095	11,969	11,249	12,297	12,113	11,513	10,707	10,571	10,025	10,000	$ 12,608
Bloomberg Quality Intermediate Municipal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Quality Intermediate Municipal Index
Accumulated Value	$ 11,662	$ 11,590	$ 11,074	$ 11,676	$ 11,638	$ 11,128	$ 10,510	$ 10,353	$ 9,981	$ 10,000	$ 12,276